Financial instruments at fair value - Profit or loss impact on the fair values of Level 3 (Details) € in Thousands	3 Months Ended
Mar. 31, 2022 EUR (€)
Financial instruments at fair value
Expected volatility increase	€ 3,031
Expected volatility decrease	€ 2,641
Percentage of reasonably possible increase	5.00%